Supplemental cash flow information (Tables)	12 Months Ended
Sep. 30, 2023
Supplemental Cash Flow Information [Abstract]
Disclosure of non-cash working capital [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021

Trade and other receivables	$(128,387)	$631,801	$(218,334)
Inventories	(148,850)	49,446	17,555
Prepaid expenses and other	(440,242)	425,876	(106,205)
Accounts payable and accrued liabilities	(1,666,486)	2,515,289	(828,698)
Contract liabilities	73,699	17,410	(7,053)
Deposits	-	-	150,000
Accrued royalties liability	-	-	1,191,219
	$(2,310,266)	$3,639,822	$198,484